OTHER CURRENT ASSETS (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2014	Jun. 30, 2013
OTHER CURRENT ASSETS [Abstract]
Deferred tax assets	$ 81	$ 87
Prepaid expenses	42	41
Other	11	19
Total	134	147
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	9	13
Foreign subsidiary, prepayment for intercompany services [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	5	10
Escrow [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	$ 3	$ 3